Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	$ (19,894)	$ (13,599)	$ (37,337)	$ (30,261)
Retained Earnings (Accumulated Deficit), Ending Balance	(314,114)		(314,114)		$ (277,818)
Net Cash Provided by (Used in) Operating Activities, Total			(33,152)	$ (25,324)
Net Current Assets	63,271		63,271
Cash and Cash Equivalents, at Carrying Value, Ending Balance	51,306		51,306		109,537
Long-term Debt, Excluding Current Maturities, Total	$ 0		0		2,167
Long-term Debt, Fair Value					$ 2,136
Product [Member]
Revenue from Contract with Customer, Excluding Assessed Tax, Total			$ 0